UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2020

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EXCHANGE LISTED FUNDS TRUST

High Yield ETF

Annual Report

June 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust TABLE OF CONTENTS	June 30, 2020

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.hyldetf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is diversified. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable to the Fund. The Fund issues and redeems shares on a continuous basis, at net asset value, only in large blocks of shares (“Creation Units”).

i

High Yield ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	June 30, 2020 (Unaudited)

Dear HYLD Shareholders,

The High Yield ETF (HYLD)’s return over the fiscal year ending June 30, 2020 was -8.27% based on NAV and -7.68% based on market price, versus a return of 0.03% for the Bloomberg Barclays U.S. Corporate High Yield Bond Index. The market discount has improved since its widest levels over the past year, but the Fund remains at a modest discount. Over this time period, the Fund maintained a monthly dividend of $0.20 per share.

The second half of 2019 was, by comparison, fairly mundane when compared to the first half of 2020. The first six months of the 2020 were a roller coaster for high yield investors, with option-adjusted spreads peaking at 1,100 basis points (one basis point is a unit of measure equal to 1/100th of a percent or 0.01%) in late March (the widest since the financial crisis) after being in the low-300s just over a month prior as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index. The market rallied over the next three months, with the index spread closing June at 626 basis points. Over the same period, year-to-date total returns went from a low of -19.8% to just -3.8% as of June 30, 2020.

In HYLD, we began to reduce risk last year by moving up in quality on lofty valuations and a belief that the credit cycle was nearing a tipping point. However, in order to maintain the dividend we were limited in how much risk we could reduce, particularly in an environment of historical low yields and spreads. We reduced our CCC-rated exposure to a market weight and opted for an overweight in B-rated debt. This allowed us to reduce some risk but maintain enough income to preserve the dividend.

While still down for the calendar year, we believe the portfolio is positioned well for a possible recovery. We maintain a very high yield in the portfolio and, judging from the prices of lower rated debt, markets have priced in a lot of bad news already. Although volatility has normalized somewhat from the extreme levels during the first six months of 2020, a handful of factors should have strong influence on high yield valuations in the back half of 2020.

Clearly, the rising number of COVID-19 cases in the U.S. could potentially be a catalyst for another sell-off (though likely not nearly as aggressive as March’s), especially if states re-establish lockdowns. Conversely, the Federal Reserve has shown a willingness to act swiftly to backstop markets and could provide more support if needed. In addition, technical factors will continue to drive prices in the second half of the year. The wave of supply in recent months has persisted, with June new issuance reaching the largest monthly level ever, likely weighing on secondary valuations as investors focused on the new issue market. In fact, high yield underperformed both the investment grade and loan markets in June. Conversely, the growth in retail demand has counter-balanced the supply, with $48.5 billion of inflows in the second quarter, according to Lipper.

Lastly, we cannot gloss over the influence the upcoming U.S. elections will have on the credit markets; the results will likely have implications for corporate tax rates, as well as specific topical sectors such as healthcare and energy. The results could also shift policy decisions for incremental stimulus tied to COVID-19 effects.

As we look forward, we believe that the performance trends we experienced over the past several months are poised to continue. The bottom half of the credit spectrum has led past recoveries and we have no reason to believe this one will be any different.

We appreciate your continued support of HYLD.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts

High Yield ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	June 30, 2020 (Unaudited)

Notes and definitions:

All data sourced from Bloomberg.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investors shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. For the Funds most recent month end performance, please visit www.HYLDetf.com.

Bond ratings are opinions of the relative credit risk of fixed income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default. Bonds rated AAA, AA, A and BBB are considered investment grade. Bonds rated BB, B, CCC, CC and C are considered below investment grade.

Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change.

The option-adjusted spread (OAS) is the measurement of the spread of a fixed-income security rate and the risk-free rate of return, which is adjusted to take into account an embedded option. Typically, an analyst uses the Treasury securities yield for the risk-free rate. The spread is added to the fixed-income security price to make the risk-free bond price the same as the bond.

High Yield ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	June 30, 2020 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

		Average Annual Return as of 6/30/20
	Inception Date of the Fund	One Year	Five Year	Since Inception	Expense Ratio*
					Gross	Net
High Yield ETF (Net Asset Value)	12/1/2010	-8.27%	1.11%	2.35%	1.25%	1.25%
High Yield ETF (Market Price)		-7.68%	1.19%	2.27%
Bloomberg Barclays U.S. Corporate High Yield Index		0.03%	4.79%	6.11%
Bloomberg Barclays Aggregate Bond Index		8.74%	4.30%	3.75%

*    Reflects the expense ratio as reported in the Prospectus dated November 1, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.hyldetf.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

High Yield ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	June 30, 2020 (Unaudited)

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an unmanaged index considered representative of the universe of U.S. fixed rate, non-investment grade debt. One cannot invest directly in an index.

The Bloomberg Barclays Aggregate Bond Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. One cannot invest directly in an index.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Market Price — Determined by using the closing price listed on the Exchange and does not represent returns an investor would receive if shares were traded at other times. Total Returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV and are not individually redeemed from.

High Yield ETF SCHEDULE OF INVESTMENTS	June 30, 2020
Principal Amount		Value
CORPORATE BONDS — 51.0%
	AGRICULTURE — 1.4%
$1,446,000	Vector Group Ltd. 6.125%, 2/1/2025«,¤	$1,392,664
	AIRLINES — 0.3%
300,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	240,492
	AUTO MANUFACTURERS — 1.3%
300,000	Ford Motor Co. 4.750%, 1/15/2043	237,673
669,000	JB Poindexter & Co., Inc. 7.125%, 4/15/2026«,¤	678,072
211,000	Navistar International Corp. 6.625%, 11/1/2025«,¤	200,472
211,000	Wabash National Corp. 5.500%, 10/1/2025«,¤	194,362
		1,310,579
	AUTO PARTS & EQUIPMENT — 1.5%
400,000	Adient Global Holdings Ltd. 4.875%, 8/15/2026«,¤	329,634
244,000	American Axle & Manufacturing, Inc. 6.250%, 4/1/2025«	240,268
437,000	Cooper-Standard Automotive, Inc. 5.625%, 11/15/2026«,¤	281,236
167,000	Goodyear Tire & Rubber Co. 4.875%, 3/15/2027«	153,702
158,000	Meritor, Inc. 6.250%, 2/15/2024«	159,761
355,000	Truck Hero, Inc. 8.500%, 4/21/2024«,¤	356,294
		1,520,895
	BANKS — 0.3%
270,000	Freedom Mortgage Corp. 10.750%, 4/1/2024«,¤	279,198
	BUILDING MATERIALS — 0.5%
465,000	Patrick Industries, Inc. 7.500%, 10/15/2027«,¤	480,315
	CHEMICALS — 2.2%
330,000	Chemours Co. 6.625%, 5/15/2023«	317,660
1,129,000	CVR Partners LP / CVR Nitrogen Finance Corp. 9.250%, 6/15/2023«,¤	1,109,361
295,000	Olin Corp. 5.625%, 8/1/2029«	271,776
270,000	Tronox, Inc. 6.500%, 4/15/2026«,¤	253,098
Principal Amount		Value
CORPORATE BONDS (Continued)
	CHEMICALS (Continued)
$355,000	Venator Finance Sarl / Venator Materials LLC 5.750%, 7/15/2025«,¤	$253,564
		2,205,459
	COAL — 0.8%
370,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.500%, 5/1/2025«,¤	250,675
158,000	Peabody Energy Corp. 6.000%, 3/31/2022«,¤	103,194
402,000	Warrior Met Coal, Inc. 8.000%, 11/1/2024«,¤	392,263
		746,132
	COMMERCIAL SERVICES — 4.1%
1,219,000	ACE Cash Express, Inc. 12.000%, 12/15/2022«,¤	883,775
270,000	Harsco Corp. 5.750%, 7/31/2027«,¤	271,358
	Hertz Corp.
208,000	6.250%, 10/15/2022«,†	65,648
208,000	5.500%, 10/15/2024«,†,¤	65,712
370,000	Korn Ferry 4.625%, 12/15/2027«,¤	360,750
1,722,000	LSC Communications, Inc. 8.750%, 10/15/2023«,†,¤	172,200
2,283,000	Quad/Graphics, Inc. 7.000%, 5/1/2022	1,994,235
270,000	Sotheby’s 7.375%, 10/15/2027«,¤	255,606
		4,069,284
	COMPUTERS — 1.7%
1,583,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023«,¤	391,792
1,454,600	Vericast Corp. 8.375%, 8/15/2022«,¤	1,234,934
		1,626,726
	DISTRIBUTION/WHOLESALE — 0.5%
208,000	Performance Food Group, Inc. 5.500%, 6/1/2024«,¤	206,678
270,000	Resideo Funding, Inc. 6.125%, 11/1/2026«,¤	264,777
		471,455

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2020
Principal Amount		Value
CORPORATE BONDS (Continued)
	DIVERSIFIED FINANCIAL SERVICES — 5.1%
$1,176,000	Curo Group Holdings Corp. 8.250%, 9/1/2025«,¤	$944,111
270,000	Enova International, Inc. 8.500%, 9/1/2024«,¤	241,959
857,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp. 7.250%, 8/15/2024«,¤	757,284
588,000	Navient Corp. 5.875%, 3/25/2021	579,365
398,000	Quicken Loans, Inc. 5.750%, 5/1/2025«,¤	407,908
1,185,000	TMX Finance LLC / TitleMax Finance Corp. 11.125%, 4/1/2023«,¤	993,794
1,469,000	Voyager Aviation Holdings LLC / Voyager Finance Co. 8.500%, 8/15/2021«,¤	1,077,695
		5,002,116
	ELECTRIC — 0.8%
370,000	Calpine Corp. 4.500%, 2/15/2028«,¤	361,372
250,357	NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/2025¤	253,773
264,000	Talen Energy Supply LLC 6.500%, 6/1/2025«	175,202
		790,347
	ELECTRONICS — 0.3%
355,000	ADT Security Corp. 4.875%, 7/15/2032¤	324,170
	ENGINEERING & CONSTRUCTION — 0.4%
208,000	MasTec, Inc. 4.875%, 3/15/2023«	207,198
208,000	Tutor Perini Corp. 6.875%, 5/1/2025«,¤	198,770
		405,968
	ENTERTAINMENT — 0.5%
208,000	Jacobs Entertainment, Inc. 7.875%, 2/1/2024«,¤	184,006
370,000	Speedway Motorsports LLC / Speedway Funding II, Inc. 4.875%, 11/1/2027«,¤	337,625
		521,631
	FOOD — 0.5%
156,000	Ingles Markets, Inc. 5.750%, 6/15/2023«	157,266
370,000	Pilgrim’s Pride Corp. 5.750%, 3/15/2025«,¤	369,460
		526,726
Principal Amount		Value
CORPORATE BONDS (Continued)
	FOREST PRODUCTS & PAPER — 0.4%
$208,000	Resolute Forest Products, Inc. 5.875%, 5/15/2023«	$191,078
211,000	Schweitzer-Mauduit International, Inc. 6.875%, 10/1/2026«,¤	216,499
		407,577
	GAS — 0.2%
208,000	Southern Star Central Corp. 5.125%, 7/15/2022«,¤	208,027
	HEALTHCARE-SERVICES — 0.2%
211,000	Magellan Health, Inc. 4.900%, 9/22/2024«,α	214,301
	HOME BUILDERS — 1.0%
208,000	LGI Homes, Inc. 6.875%, 7/15/2026«,¤	212,381
370,000	M/I Homes, Inc. 4.950%, 2/1/2028«	368,844
270,000	MDC Holdings, Inc. 6.000%, 1/15/2043«	284,774
140,000	Williams Scotsman International, Inc. 7.875%, 12/15/2022«,¤	145,513
		1,011,512
	INSURANCE — 0.3%
346,000	Genworth Holdings, Inc. 6.500%, 6/15/2034	252,082
66,000	MBIA, Inc. 6.400%, 8/15/2022«	63,690
		315,772
	INTERNET — 1.0%
295,000	Netflix, Inc. 4.875%, 6/15/2030«,¤	317,181
267,000	NortonLifeLock, Inc. 4.200%, 9/15/2020	267,668
437,000	Photo Holdings Merger Sub, Inc. 8.500%, 10/1/2026«,¤	413,170
		998,019
	INVESTMENT COMPANIES — 0.3%
270,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.250%, 5/15/2027«	261,394
	IRON/STEEL — 0.4%
355,000	Cleveland-Cliffs, Inc. 6.250%, 10/1/2040	221,625
300,000	United States Steel Corp. 6.250%, 3/15/2026«	190,444
		412,069

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2020
Principal Amount		Value
CORPORATE BONDS (Continued)
	LEISURE TIME — 0.5%
$400,000	Carlson Travel, Inc. 6.750%, 12/15/2023«,¤	$261,458
249,000	Vista Outdoor, Inc. 5.875%, 10/1/2023«	244,305
		505,763
	LODGING — 1.0%
270,000	Arrow Bidco LLC 9.500%, 3/15/2024«,¤	211,584
793,000	Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 9/15/2026«	800,312
		1,011,896
	MACHINERY-CONSTRUCTION & MINING — 0.3%
285,000	Terex Corp. 5.625%, 2/1/2025«,¤	260,775
	MACHINERY-DIVERSIFIED — 0.3%
280,000	Maxim Crane Works Holdings Capital LLC 10.125%, 8/1/2024«,¤	276,095
	MEDIA — 3.7%
370,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 3/1/2030«,¤	379,146
546,000	Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, 8/15/2027«,¤	292,126
270,000	Houghton Mifflin Harcourt Publishers, Inc. 9.000%, 2/15/2025«,¤	261,816
270,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 5/15/2024«,¤	180,534
211,000	Meredith Corp. 6.875%, 2/1/2026«	176,213
370,000	TEGNA, Inc. 5.000%, 9/15/2029«,¤	346,731
209,000	Univision Communications, Inc. 5.125%, 2/15/2025«,¤	197,506
2,033,000	Urban One, Inc. 7.375%, 4/15/2022«,¤	1,816,516
		3,650,588
	METAL FABRICATE/HARDWARE — 0.2%
270,000	Park-Ohio Industries, Inc. 6.625%, 4/15/2027«	222,361
Principal Amount		Value
CORPORATE BONDS (Continued)
	MINING — 1.7%
$400,000	Alcoa Nederland Holding B.V. 6.125%, 5/15/2028«,¤	$410,678
211,000	Freeport-McMoRan, Inc. 5.000%, 9/1/2027«	212,204
980,000	JW Aluminum Continuous Cast Co. 10.250%, 6/1/2026«,¤	1,022,689
		1,645,571
	MISCELLANEOUS MANUFACTURING — 2.6%
780,000	FXI Holdings, Inc. 7.875%, 11/1/2024«,¤	673,230
1,326,000	LSB Industries, Inc. 9.625%, 5/1/2023«,¤	1,281,387
3,065,000	Techniplas LLC 10.000%, 11/1/2020«,†,¤	559,362
		2,513,979
	OFFICE/BUSINESS EQUIPMENT — 0.1%
133,000	Pitney Bowes, Inc. 5.700%, 4/1/2023«,α	98,905
	OIL & GAS — 2.4%
158,000	CITGO Petroleum Corp. 6.250%, 8/15/2022«,¤	157,508
1,902,000	Mesquite Energy, Inc. 7.250%, 2/15/2023«,†,¤	33,285
1,592,000	Montage Resources Corp. 8.875%, 7/15/2023«	1,262,639
1,074,000	Par Petroleum LLC / Par Petroleum Finance Corp. 7.750%, 12/15/2025«,¤	930,465
		2,383,897
	OIL & GAS SERVICES — 1.1%
1,978,000	Basic Energy Services, Inc. 10.750%, 10/15/2023«,¤	801,090
506,000	FTS International, Inc. 6.250%, 5/1/2022«	166,980
1,184,000	Hi-Crush, Inc. 9.500%, 8/1/2026«,¤	88,800
		1,056,870
	PHARMACEUTICALS — 1.6%
1,572,000	HLF Financing Sarl LLC / Herbalife International, Inc. 7.250%, 8/15/2026«,¤	1,582,320
	PIPELINES — 1.4%
270,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027«,¤	214,152

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2020
Principal Amount		Value
CORPORATE BONDS (Continued)
	PIPELINES (Continued)
$402,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022«,¤	$400,885
727,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021«	547,885
208,000	NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 11/1/2023«	173,288
		1,336,210
	REAL ESTATE — 1.2%
818,000	Hunt Cos., Inc. 6.250%, 2/15/2026«,¤	746,756
458,000	Kennedy-Wilson, Inc. 5.875%, 4/1/2024«	457,137
		1,203,893
	REITS — 1.9%
370,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.750%, 5/15/2026«,¤	313,516
437,000	CoreCivic, Inc. 4.750%, 10/15/2027«	364,089
264,000	GEO Group, Inc. 6.000%, 4/15/2026«	203,767
370,000	Iron Mountain, Inc. 5.250%, 3/15/2028«,¤	369,007
208,000	RHP Hotel Properties LP / RHP Finance Corp. 5.000%, 4/15/2023«	194,718
249,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.000%, 4/15/2023«,¤	243,553
355,000	Washington Prime Group LP 6.450%, 8/15/2024«,α	201,180
		1,889,830
	RETAIL — 1.9%
402,000	FirstCash, Inc. 5.375%, 6/1/2024«,¤	405,475
208,000	GameStop Corp. 6.750%, 3/15/2021«,¤	166,010
793,000	Guitar Center, Inc. 9.500%, 10/15/2021«,¤,†	587,070
355,000	Michaels Stores, Inc. 8.000%, 7/15/2027«,¤	309,450
871,000	Party City Holdings, Inc. 6.625%, 8/1/2026«,¤	182,910
300,000	Staples, Inc. 10.750%, 4/15/2027«,¤	176,944
		1,827,859
Principal Amount		Value
CORPORATE BONDS (Continued)
	SOFTWARE — 0.8%
$755,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024«	$746,495
	TELECOMMUNICATIONS — 2.1%
355,000	CommScope, Inc. 8.250%, 3/1/2027«,¤	365,459
458,000	Level 3 Financing, Inc. 5.125%, 5/1/2023«	459,193
270,000	ORBCOMM, Inc. 8.000%, 4/1/2024«,¤	257,766
330,000	Plantronics, Inc. 5.500%, 5/31/2023«,¤	288,541
196,000	Qwest Corp. 6.750%, 12/1/2021	207,190
458,000	T-Mobile USA, Inc. 6.500%, 1/15/2024«	469,365
		2,047,514
	TRUCKING & LEASING — 0.2%
249,000	Fortress Transportation & Infrastructure Investors LLC 6.750%, 3/15/2022«,¤	239,709
	CORPORATE BONDS
	(Cost $65,942,512)	50,243,358

TERM LOANS — 19.1%
	ADVERTISING — 0.8%
	Advantage Sales & Marketing, Inc.
831,735	3.550% (3-Month US LIBOR+325 basis points), 7/23/2021«,@	763,935
	COMMERCIAL SERVICES — 0.9%
992,500	AQ Carver Buyer, Inc. 5.160% (1-Month US LIBOR +500 basis points), 9/23/2025«,@	893,250
	COMPUTERS — 1.0%
1,000,000	McAfee LLC 8.880% (3-Month US LIBOR+850 basis points), 9/29/2025«,@	1,001,000
	DISTRIBUTION/WHOLESALE — 1.0%
995,000	Dealer Tire LLC 4.410% (1-Month US LIBOR +425 basis points), 12/12/2025«,@	953,539
	DIVERSIFIED FINANCIAL SERVICES — 1.5%
1,000,000	Edelman Financial Center LLC 7.050% (3-Month US LIBOR+675 basis points), 7/20/2026«,@	916,565
989,385	PGX Holdings, Inc. 5.550% (3-Month US LIBOR +525 basis points), 9/29/2023«,@	595,278
		1,511,843

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2020
Principal Amount		Value
TERM LOANS (Continued)
	ENERGY-ALTERNATE SOURCES — 1.0%
$1,000,000	Granite Acquisition, Inc. 7.550% (3-Month US LIBOR +725 basis points), 12/19/2022«,@	$986,250
	FOOD SERVICE — 0.9%
994,799	TKC Holdings, Inc. 4.050% (3-Month US LIBOR +375 basis points), 2/1/2023«,@	935,504
	HEALTHCARE-SERVICES — 4.2%
1,489,763	Air Methods Corp. 3.800% (3-Month US LIBOR +350 basis points), 4/22/2024@	1,236,191
1,000,000	MED ParentCo LP 8.410% (1-Month US LIBOR+825 basis points), 8/30/2027«,@	880,000
1,069,939	Sound Inpatient Physicians Holdings LLC 7.050% (3-Month US LIBOR +675 basis points), 6/26/2026«,@	1,027,141
1,000,000	Upstream Newco, Inc. 8.660% (1-Month US LIBOR +850 basis points), 10/22/2027«,@	975,000
		4,118,332
	INSURANCE — 1.0%
1,000,000	Asurion LLC 6.800% (3-Month US LIBOR+650 basis points), 8/4/2025«,@	997,500
	MACHINERY-DIVERSIFIED — 0.9%
994,537	NN, Inc. 5.910% (1-Month US LIBOR +575 basis points), 10/19/2022«,@	901,613
	MISCELLANEOUS MANUFACTURING — 0.9%
994,987	Rohm Holding GmbH 5.300% (1-Month US LIBOR +500 basis points), 7/31/2026«,@	884,708
	OIL & GAS — 0.9%
902,477	CITGO Petroleum Corp. 5.300% (3-Month US LIBOR+500 basis points), 3/28/2024«,@	868,634
	PHARMACEUTICALS — 1.7%
987,277	Endo International PLC 4.550% (3-Month US LIBOR+425 basis points), 4/29/2024«,@	936,832
992,386	Mallinckrodt International Finance S.A. 3.330% (3-Month US LIBOR +300 basis points), 2/24/2025«,@	732,877
		1,669,709
Principal Amount		Value
TERM LOANS (Continued)
	RETAIL — 0.4%
$495,330	Academy Ltd. 4.300% (3-Month US LIBOR +400 basis points), 7/1/2022«,@	$401,217
	SOFTWARE — 2.0%
1,000,000	TIBCO Software, Inc. 7.410% (1-Month US LIBOR +775 basis points), 3/3/2028«,@	969,380
1,000,000	Vertafore, Inc. 7.550% (3-Month US LIBOR+725 basis points), 7/2/2026«,@	990,355
		1,959,735
	TOTAL TERM LOANS
	(Cost $19,638,003)	18,846,769

FOREIGN BONDS — 19.0%
	AGRICULTURE — 1.8%
1,832,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. 8.500%, 12/15/2022 (Canada)«,¤	1,829,279
	AIRLINES — 0.2%
208,000	Air Canada 7.750%, 4/15/2021 (Canada)¤	208,754
208,000	Virgin Australia Holdings Ltd. 7.875%, 10/15/2021 (Australia)¤,†	36,213
		244,967
	AUTO MANUFACTURERS — 0.5%
217,000	Aston Martin Capital Holdings Ltd. 6.500%, 4/15/2022 (Jersey)«,¤	196,168
423,000	Mclaren Finance PLC 5.750%, 8/1/2022 (United Kingdom)«,¤	299,273
		495,441
	CHEMICALS — 0.6%
270,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.750%, 4/30/2026 (Australia)«,¤	261,511
295,000	OCI N.V. 6.625%, 4/15/2023 (Netherlands)«,¤	297,950
		559,461
	COMMERCIAL SERVICES — 1.7%
882,000	Cimpress PLC 7.000%, 6/15/2026 (Netherlands)«,¤	816,785
807,769	Emeco Pty Ltd. 9.250%, 3/31/2022 (Australia)«,¤	815,847
		1,632,632

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	June 30, 2020
Principal Amount		Value
FOREIGN BONDS (Continued)
	COSMETICS/PERSONAL CARE — 0.2%
$208,000	Avon International Operations, Inc. 7.875%, 8/15/2022 (United Kingdom)«,¤	$208,960
	DIVERSIFIED FINANCIAL SERVICES — 0.2%
370,000	Global Aircraft Leasing Co., Ltd. 6.500%, 9/15/2024 (Cayman Islands)«,¤	248,825
	ELECTRIC — 0.4%
370,000	TransAlta Corp. 6.500%, 3/15/2040 (Canada)	369,447
	ENVIRONMENTAL CONTROL — 0.2%
208,000	Tervita Corp. 7.625%, 12/1/2021 (Canada)«,¤	163,866
	FOOD — 4.3%
1,855,000	Clearwater Seafoods, Inc. 6.875%, 5/1/2025 (Canada)«,¤	1,843,211
300,000	FAGE International S.A. / FAGE USA Dairy Industry, Inc. 5.625%, 8/15/2026 (Luxembourg)«,¤	283,068
2,015,000	JBS USA LUX S.A. / JBS USA Finance, Inc. 6.750%, 2/15/2028 (Brazil)«,¤	2,133,019
		4,259,298
	FOREST PRODUCTS & PAPER — 0.2%
211,000	Mercer International, Inc. 5.500%, 1/15/2026 (Canada)«	199,006
	GAS — 0.4%
402,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023 (Canada)«,¤	369,874
	IRON/STEEL — 0.6%
270,000	Infrabuild Australia Pty Ltd. 12.000%, 10/1/2024 (Australia)«,¤	245,025
285,000	Mineral Resources Ltd. 8.125%, 5/1/2027 (Australia)«,¤	303,640
		548,665
	MINING — 1.8%
1,241,000	Ferroglobe PLC / Globe Specialty Metals, Inc. 9.375%, 3/1/2022 (United Kingdom)«,¤	471,580
499,000	Hudbay Minerals, Inc. 7.250%, 1/15/2023 (Canada)«,¤	493,334
633,000	IAMGOLD Corp. 7.000%, 4/15/2025 (Canada)«,¤	638,605
270,000	Mountain Province Diamonds, Inc. 8.000%, 12/15/2022 (Canada)«,¤	151,116
		1,754,635
Principal Amount		Value
FOREIGN BONDS (Continued)
	OIL & GAS — 1.1%
$1,291,000	Frontera Energy Corp. 9.700%, 6/25/2023 (Colombia)«,¤	$1,063,326
	OIL & GAS SERVICES — 1.8%
	Calfrac Holdings LP
276,170	10.875%, 3/15/2026 (Canada)«,¤	211,960
496,000	8.500%, 6/15/2026 (Canada)«,¤,†	34,720
1,725,000	Welltec A/S 9.500%, 12/1/2022 (Denmark)«,¤	1,569,750
		1,816,430
	PACKAGING & CONTAINERS — 0.4%
370,000	Cascades, Inc./Cascades USA, Inc. 5.375%, 1/15/2028 (Canada)«,¤	376,706
	TELECOMMUNICATIONS — 0.3%
300,000	C&W Senior Financing DAC 6.875%, 9/15/2027 (Ireland)«,¤	298,622
	TRANSPORTATION — 2.1%
2,252,000	Global Ship Lease, Inc. 9.875%, 11/15/2022 (United Kingdom)«,¤	2,117,409
	TRUCKING & LEASING — 0.2%
217,000	Fly Leasing Ltd. 6.375%, 10/15/2021 (Ireland)«	197,979
	TOTAL FOREIGN BONDS
	(Cost $21,288,035)	18,754,828
Number of Shares
CLOSED-END FUNDS — 5.3%
	FIXED INCOME — 5.3%
38,597	AllianceBernstein Global High Income Fund, Inc.	389,830
31,086	Ares Dynamic Credit Allocation Fund	370,856
24,358	Blackrock Limited Duration Income Trust	339,307
31,952	Blackstone/GSO Strategic Credit Fund	364,892
23,284	Brookfield Real Assets Income Fund, Inc.	387,911
46,685	Highland Income Fund	375,814
42,478	Invesco Dynamic Credit Opportunities Fund	378,054
101,634	Invesco Senior Income Trust	351,654
61,937	Nuveen Credit Strategies Income Fund	361,712
30,653	PGIM Global High Yield Fund	389,906

See accompanying Notes to Financial Statements.

High Yield ETF SCHEDULE OF INVESTMENTS (Concluded)	June 30, 2020
Number of Shares		Value
CLOSED-END FUNDS (Continued)
	FIXED INCOME (Continued)
28,062	PGIM High Yield Bond Fund, Inc.	$371,260
85,512	Voya Prime Rate Trust	348,034
62,608	Western Asset High Income Fund II, Inc.	388,170
86,150	Western Asset High Income Opportunity Fund, Inc.	398,013
	TOTAL CLOSED-END FUNDS
	(Cost $4,890,535)	5,215,413

EXCHANGE-TRADED FUNDS — 0.6%
5,273	iShares National Muni Bond ETF	608,504
	Total Exchange-Traded Funds
	(Cost $536,649)	608,504

COMMON STOCKS — 1.1%
	REITS — 1.1%
165,000	Annaly Capital Management, Inc. - REIT	1,082,400
	TOTAL COMMON STOCKS
	(Cost $1,017,472)	1,082,400

SHORT-TERM INVESTMENTS — 2.8%
2,743,604	JPMorgan U.S. Government Money Market Fund - Class L, 0.07%#	2,743,604
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,743,604)	2,743,604
	TOTAL INVESTMENTS — 98.9%
	(Cost $116,056,810)	97,494,876
	Other Assets in Excess of Liabilities — 1.1%	1,046,746
	TOTAL NET ASSETS — 100.0%	$98,541,622

«   Callable.

¤   Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $53,907,382, which represents 54.7% of net assets as of June 30, 2020.

α   Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2020.

†   Security is in default.

@   Float rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

#   The rate is the annualized seven-day yield at period end.

    The 1-Month US LIBOR rate as of June 30, 2020 is 0.160%.

    The 3-Month US LIBOR rate as of June 30, 2020 is 0.300%.

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS	June 30, 2020
Percent of Total Net Assets
Advertising	0.8%
Agriculture	3.2%
Airlines	0.5%
Auto Manufacturers	1.8%
Auto Parts & Equipment	1.5%
Banks	0.3%
Building Materials	0.5%
Chemicals	2.8%
Coal	0.8%
Commercial Services	6.7%
Computers	2.7%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.5%
Diversified Financial Services	6.8%
Electric	1.2%
Electronics	0.3%
Energy-Alternate Sources	1.0%
Engineering & Construction	0.4%
Entertainment	0.5%
Environmental Control	0.2%
Exchange-Traded Funds	0.6%
Fixed Income	5.3%
Food	4.8%
Food Service	0.9%
Forest Products & Paper	0.6%
Gas	0.6%
Healthcare-Services	4.4%
Home Builders	1.0%
Insurance	1.3%
Internet	1.0%
Investment Companies	0.3%
Iron/Steel	1.0%
Leisure Time	0.5%
Lodging	1.0%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.2%
Media	3.7%
Metal Fabricate/Hardware	0.2%
Mining	3.5%
Miscellaneous Manufacturing	3.5%
Office/Business Equipment	0.1%

See accompanying Notes to Financial Statements.

High Yield ETF SUMMARY OF INVESTMENTS (Concluded)	June 30, 2020
Percent of Total Net Assets
Oil & Gas	4.4%
Oil & Gas Services	2.9%
Packaging & Containers	0.4%
Pharmaceuticals	3.3%
Pipelines	1.4%
Real Estate	1.2%
REITS	3.0%
Retail	2.3%
Software	2.8%
Telecommunications	2.4%
Transportation	2.1%
Trucking & Leasing	0.4%
Short-Term Investments	2.8%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	June 30, 2020
High Yield ETF
Assets:
Investments, at value (Cost $116,056,810)	$97,494,876
Cash	140,531
Dividends and interest receivable	1,601,380
Total Assets	99,236,787
Liabilities:
Advisory fee payable	101,534
Investment securities purchased	593,631
Total Liabilities	695,165
Net Assets	$98,541,622
Net Assets Consist of:
Paid-in Capital	$304,826,912
Total distributable earnings (loss)	(206,285,290)
Net Assets	$98,541,622
Net Assets	$98,541,622
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,350,000
Net Asset Value, Offering and Redemption Price Per Share	$29.42

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Year Ended June 30, 2020
High Yield ETF
Investment Income:
Dividends	$212,651
Interest	9,564,127
Total Investment Income	9,776,778
Expenses:
Advisory fees	1,543,284
Total Expenses	1,543,284
Net Investment Income (Loss)	8,233,494
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(5,748,039)
Change in unrealized appreciation/(depreciation) on investments	(13,061,807)
Net Realized and Unrealized Gain (Loss) on Investments	(18,809,846)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(10,576,352)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	High Yield ETF
	Year Ended June 30, 2020	Year Ended June 30, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$8,233,494	$12,326,909
Net realized gain (loss) on investments and securities sold short	(5,748,039)	(6,140,534)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(13,061,807)	(4,556,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,576,352)	1,630,036
Distributions to Shareholders:
Distributions	(8,581,632)	(12,140,153)
From return of capital	(499,368)	—
Total Distributions to Shareholders	(9,081,000)	(12,140,153)
Capital Transactions:
Proceeds from shares issued	—	10,943,561
Cost of shares redeemed(1)	(23,585,874)	(34,901,250)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(23,585,874)	(23,957,689)
Total Increase (Decrease) in Net Assets	(43,243,226)	(34,467,806)
Net Assets:
Beginning of year	141,784,848	176,252,654
End of year	$98,541,622	$141,784,848
Share Transactions:
Issued	—	300,000
Redeemed	(750,000)	(1,000,000)
Net Increase (Decrease) in Share Transactions	(750,000)	(700,000)

(1)   Net of variable redemption transaction fees of $8,324 for the year ended June 30, 2020 and $92,218 for the year ended June 30, 2019, respectively. Please see Note 5 for more information.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the years indicated.

		Investment Activities				Distribution to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Distributions of Net Realized Gains by other Investment Companies	Total from Investment Activities(2)	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Year	Total Return(3)	Total Return at Market Price(4)	Expenses, net of expense waivers and reimbursements	Expenses, prior to expense waivers and reimbursements	Net Investment Income	Net Assets at End of Period (000’s)	Portfolio Turnover(6)
High Yield ETF
Year Ended June 30, 2020	$34.58	$2.17	$(4.92)	$ —	$(2.75)	$(2.27)	$(0.14)	$(2.41)	$29.42	(8.27)%	(7.68)%	1.25%	1.25%	6.67%	$ 98,542	101%
Year Ended June 30, 2019	$36.72	$2.66	$(2.16)	$ —	$ 0.50	$(2.64)	$ —	$(2.64)	$34.58	1.47%	1.26%	1.25%(8)	1.25%(8)	7.51%	$141,785	74%
Year Ended June 30, 2018	$36.52	$2.66	$ 0.23	$ —	$ 2.89	$(2.69)	$ —	$(2.69)	$36.72	8.19%	9.34%	1.28%(5)	1.28%(5)	7.23%	$176,253	133%
Year Ended June 30, 2017	$33.88	$2.71	$ 2.49	$0.00(7)	$ 5.20	$(2.56)	$ —	$(2.56)	$36.52	15.72%	14.33%	1.24%	1.24%	7.55%	$169,810	147%
Year Ended June 30, 2016	$40.65	$3.11	$(6.93)	$ —	$(3.82)	$(2.95)	$ —	$(2.95)	$33.88	(9.34)%	(9.20)%	1.22%	1.28%	8.77%	$201,601	79%

(1)   Per share numbers have been calculated using the average shares method.

(2)   The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

(3)   Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period.

(4)   Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc., regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca, Inc.

(5)   The expense ratio includes expense for Dividend Payable on Securities Sold Short which was less than 0.005% for the year ended June 30, 2018.

(6)   Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s Shares.

(7)   Amount represents less than $0.005 or 0.005%.

(8)   Effective July 1, 2018, the Fund changed its expenses to a unitary fee and waivers and reimbursements have been discontinued.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	June 30, 2020

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the High Yield ETF (the “Fund”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held.

The Fund commenced operations on December 1, 2010 as the Peritus High Yield ETF, a separate series of the AdvisorShares Trust, which was organized as a Delaware statutory trust on July 30, 2007 as an open-end management investment company registered under the 1940 Act. On June 22, 2018, the Peritus High Yield ETF was reorganized into the Trust in a tax-free exchange of shares and began accruing a unitary fee for expenses. On September 6, 2018, the Fund was renamed the High Yield ETF.

The Fund is an actively managed exchange-traded fund (“ETF”) and is classified as a diversified investment company under the 1940 Act. Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The Fund employs a “multi-manager” approach whereby portions of the Fund’s assets are allocated among sub-advisers. Exchange Traded Concepts, LLC (the “Adviser”) is responsible for the management of the Fund and supervision of the Fund’s sub-advisers, MacKay Shields LLC (“MacKay Shields”) and WhiteStar Asset Management LLC (“WhiteStar”) (each, a “Sub-Adviser,” and together, the “Sub-Advisers”). Each Sub-Adviser manages its allocated portion of the Fund’s assets to correspond with its distinct investment style and strategy in a manner consistent with the Fund’s investment objective, strategies, and restrictions.

The investment objective of the Fund is to seek high current income with a secondary goal of capital appreciation. The Fund seeks to achieve its investment objective by investing in a focused portfolio of high yield debt securities commonly referred to as ‘‘junk bonds’’. The Fund may invest in debt securities issued by foreign issuers, including issuers in emerging markets. The Fund does not have any portfolio maturity limitation and may invest in instruments with short-term, medium-term or long-term maturities. In seeking to achieve its investment objective, the Fund may invest in closed-end funds. The Fund may also invest in equity securities that a Sub-Adviser believes will yield high dividends or are otherwise consistent with the Fund’s investment objective and in repurchase agreements. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2020

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, corporate bonds, common stocks, term loans, repurchase agreements, foreign bonds and mutual funds are valued at prices supplied by independent pricing services approved by the Valuation Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2 or Level 3.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2020

The following is a summary of the valuations as of June 30, 2020 for the Fund based upon the three levels defined above:

High Yield ETF	Level 1	Level 2	Level 3*	Total
Investments(1)
Corporate Bonds	$—	$50,243,358	$—	$50,243,358
Term Loans	—	18,846,769	—	18,846,769
Foreign Bonds	—	18,754,828	—	18,754,828
Closed-End Funds	5,215,413	—	—	5,215,413
Exchange-Traded Funds	608,504	—	—	608,504
Common Stocks	1,082,400	—	—	1,082,400
Short-Term Investments	2,743,604	—	—	2,743,604
Total	$9,649,921	$87,844,955	$—	$97,494,876

*   The Fund did not hold any Level 3 securities at period end. During the period, the Fund sold a Level 3 Security for $2 per share that was valued in the prior annual report at zero, which produced proceeds of $151,310 and a realized loss of $1,871,297.

(1)  For a detailed break-out of investments by corporate bonds, term loans, foreign bonds, closed-end funds, exchange-traded funds common stocks, and short-term investments, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. When a security has been identified as defaulted, the income accrued for that security is written off and the security stops accruing interest or amortization/accretion. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses are recorded as an adjustment to interest income in the Statement of Operations. Dividend and Interest Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2020

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2020, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Term Loans

The Fund invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy, whether as a contractual requirement or at their election. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are immaterial and recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2020, the Fund had $0 in unfunded domestic loan commitments.

(f) Distributions to Shareholders

The Fund distributes net investment income monthly and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2020

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

The Adviser serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Advisers, including daily monitoring of purchases and sales of securities by the Sub-Advisers and regular review of the Sub-Advisers’ performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.25% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into an agreement with Cobalt Falcon, LLC (the “Sponsor”) pursuant to which the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except the excluded expenses) and provide administrative and marketing support for the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreements (the “Sub-Advisory Agreements”) with respect to the Fund with MacKay Shields and WhiteStar. Under the Sub-Advisory Agreements, the Sub-Advisers are responsible for selecting the Fund’s investments in accordance with the Fund’s investment objective, policies and restrictions. WhiteStar also is responsible for trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreements, the Adviser pays a fee to each Sub-Adviser, calculated daily and paid monthly, equal to an annual rate of 0.35% of the average daily allocated net assets.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2020

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended June 30, 2020 were as follows:

Fund	Purchases	Sales
High Yield ETF	$117,516,627	$120,418,243

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended June 30, 2020 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
High Yield ETF	$—	$16,843,364	$(2,218,096)

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2020

the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Bank Loans Risk: Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Credit Risk: The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer’s creditworthiness. Credit risk is heightened to the extent the Fund invests in high-yield debt securities.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk: Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2020

and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Fixed Income Securities Risk: The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

Foreign Securities Risk: Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Foreign issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

High-Yield Risk: High-yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Illiquid Investments Risk: This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Issuer Risk: The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to their net asset value NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

LIBOR Phaseout Risk: The United Kingdom’s Financial Conduct Authority, which regulates London Interbank Overnight Rates (“LIBOR”), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	June 30, 2020

Management Risk: The Sub-Advisers continuously evaluate the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The Sub-Advisers’ judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk: The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Trading Risk: Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the shares of the Fund are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the fund inadvisable.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended June 30, 2020, the following amounts resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses arising from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
High Yield ETF	$(2,220,471)	$2,220,471

The tax character of the distributions paid during the tax years ended June 30, 2020 and June 30, 2019, respectively, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
High Yield ETF
June 30, 2020	$8,581,632	$—	$499,368	$9,081,000
June 30, 2019	$12,140,153	$—	$—	$12,140,153

As of the tax year ended June 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
High Yield ETF	$—	$—	$(187,723,356)	$(18,561,934)	$(206,285,290)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	June 30, 2020

At June 30, 2020, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
High Yield ETF	$116,056,810	$885,039	$(19,446,973)	$(18,561,934)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended June 30, 2020, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
High Yield ETF	$97,083,126	$90,640,230	$187,723,356

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 9 – Recently Issued Regulatory Pronouncements

In March 2017, the FASB issued ASU No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. This ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods, however, early adoption was permitted. The amendments in this ASU should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Management has evaluated the implications of ASU No. 2017-08 and has adopted all aspects related to the amortization period for purchased callable debt securities held at a premium starting in the reporting period ended June 30, 2020. The changes required by the amendments are reflected throughout this report and had no effect on the Fund’s net assets or results of operations.

Note 10 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund declared the following distribution:

Fund	Record date	Payable Date	Long Term Capital Gain	Short Term Capital Gain	Ordinary Income
High Yield ETF	7/29/2020	7/31/2020	None	None	$0.20000

Management has determined there are no other subsequent events that would require disclosure in the Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	June 30, 2020

To the Shareholders of High Yield ETF and

Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High Yield ETF (the “Fund”), a series of Exchange Listed Funds Trust, as of June 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended June 30, 2017, and prior, were audited by other auditors whose report dated August 28, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Chicago, Illinois

August 25, 2020

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	June 30, 2020 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	1/1/20	6/30/20		1/1/20 – 6/30/20
High Yield ETF	$1,000.00	$904.70	1.25%	$5.92
Hypothetical (5% annual return before expenses)*
High Yield ETF	$1,000.00	$1,018.65	1.25%	$6.27

*    Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB‐ADVISORY AGREEMENT	June 30, 2020 (Unaudited)

Board of Trustees Approval of the Investment Advisory and Sub-Advisory Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) on May 28, 2020, the Board considered and approved the continuance of the following agreements (the “Agreements”) with respect to the High Yield ETF (the “Fund”):

•   the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), pursuant to which ETC provides advisory services to the Fund; and

•   the sub-advisory agreement between ETC and MacKay Shields, LLC (“MacKay” and together with ETC, the “Advisers”), pursuant to which MacKay provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Advisory Agreements must be approved: (i) by the vote of the Board or by the vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and each Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.

Consistent with these responsibilities, in preparation for the Meeting, the Board requested that each Adviser furnish information necessary to evaluate the terms of the Agreements. The Board received an overview of each Adviser’s operations and management of the Fund, including comparative fee data and profitability analyses, and also reviewed information regarding compliance oversight. The Board reviewed the management of the Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Adviser’s overall business generally. The Trustees used this information, as well as other information that each Adviser and other service providers of the Fund presented or submitted to the Board at the Meeting and at other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year. During the Meeting, representatives from the Advisers presented additional information to help the Board evaluate the Agreements. The Board discussed the information it received and deliberated on the approval of the continuance of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from each Adviser.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by each Adviser to the Fund; (ii) the Fund’s performance; (iii) each Adviser’s costs of and profits realized from providing advisory and sub-advisory services to the Fund; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant, including any fall-out benefits enjoyed by each Adviser or their affiliates. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present prior to approving the Agreements.

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered each Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of the Fund’s sub-advisers, MacKay and WhiteStar Asset Management LLC, with respect to the Fund, monitoring compliance with various Fund policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the oversight of the Board; (ii) MacKay is responsible for day to day management of the Fund with respect to the assets allocated to it and continuously reviews, supervises, and administers the investment program of the Fund, including, among other things, providing investment advice to the Fund; monitoring compliance with various Fund policies and procedures and applicable securities regulations; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementations of Board and ETC directives relating to the Fund. The Board considered the qualifications, experience, and responsibilities of each Adviser’s investment personnel, the quality of each Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that MacKay has appropriate compliance policies and procedures in place. The Board noted that it had been provided with each Adviser’s registration form on Form ADV as well as each Adviser’s responses to a series of detailed questions, which included a description of each Adviser’s operations, service offerings, personnel, compliance program, risk management

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF ADVISORY AND SUB‐ADVISORY AGREEMENT (Concluded)	June 30, 2020 (Unaudited)

program, and financial condition. The Board considered each Adviser’s experience working with ETFs, including the Fund, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust. The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by each Adviser.

The Board reviewed the Fund’s performance in light of the Fund’s stated investment objective of seeking high current income and capital appreciation. The Board was provided with reports regarding the past performance of the Fund, including a report prepared by ISS, an independent third party, comparing the Fund’s performance with the performance of a group of peer funds for various time periods. The Board noted that the Fund is actively managed and that the Fund’s total return performance underperformed its benchmark and had lower performance in comparison to its peer funds. The Board further noted that a significant amount of the Fund’s assets were managed by MacKay, a sub-adviser that has been providing such services to the Fund for a relatively short period of time and thus has generated a limited performance track record.The Board reviewed the advisory fee paid to ETC and the sub-advisory fees paid by ETC to MacKay for each Adviser’s services provided to the Fund under the Agreements. The Board reviewed a report prepared by ISS comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was toward the higher end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that under the Agreements, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s sponsor, Cobalt Falcon, LLC, has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and MacKay. The Board further found that the fees reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by each Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each Adviser from its relationship with the Fund, and reviewed profitability analyses from each Adviser with respect to the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees were reasonable in light of the services rendered.

The Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including all of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including all of the Independent Trustees, therefore determined that the approval of continuance of the Agreements was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST Board Consideration of Approval of Sub-Advisory Agreement	June 30, 2020 (Unaudited)

Board of Trustees Approval of the Investment Sub-Advisory Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) on June 25, 2020, the Board considered and approved a new sub-advisory agreement (the “Sub-Advisory Agreement”) between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and WhiteStar Asset Management, LLC (“WhiteStar” or the “Sub-Adviser”) with respect to the High Yield ETF (the “Fund”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Sub-Advisory Agreement must be approved: (i) by the vote of the Board or by the vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Sub-Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

On June 19, 2020, TCA Holdco, the Sub-Adviser’s parent company, underwent a change in control (the “Transaction”). Under the 1940 Act, the Transaction resulted in a change in control of the Sub-Adviser. Section 2(a)(4) of the 1940 Act provides that a change in control of an investment adviser (including sub-advisers) causes an assignment of that adviser’s advisory contracts, and Section 15(a) of the 1940 Act provides that an advisory contract must automatically terminate upon its assignment. Accordingly, the Transaction resulted in the automatic termination of the sub-advisory agreement pursuant to which the Sub-Adviser had previously provided investment sub-advisory services to the Fund (the “Prior Sub-Advisory Agreement”).

At the Meeting, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement, pursuant to which WhiteStar resumed serving as sub-adviser to the Fund. From the date of the termination of the Prior Sub-Advisory Agreement on June 19, 2020, until the New Sub-Advisory Agreement was approved by the Board on June 25, 2020, WhiteStar did not perform sub-advisory services for the Fund and all of WhiteStar’s responsibilities were assumed by the Fund’s other sub-adviser, MacKay Shields, LLC.

The new Sub-Advisory Agreement has the same sub-advisory fee rate as the Prior Sub-Advisory Agreement and is otherwise the same in all material aspects to the Prior Sub-Advisory Agreement. In approving the Sub-Advisory Agreement, the Board relied on information it received from the Sub-Adviser and also took into account that it was familiar with the services provided by the Sub-Adviser, its respective personnel and prior performance, based on past dealings with the Sub-Adviser, its regular monitoring process and the quarterly reports it receives from the Sub-Adviser. Prior to the Meeting, the Board reviewed written materials from the Sub-Adviser, and at the Meeting, representatives from the Sub-Adviser presented additional oral and written information to help the Board evaluate the Sub-Adviser’s proposed sub-advisory fee and other aspects of the Sub-Advisory Agreement. Among other things, representatives from the Sub-Adviser provided an overview of its advisory businesses, including investment personnel and investment processes, and discussed the services provided by the Sub-Adviser. During the Meeting, the Board discussed and considered the materials it received, considered the Sub-Adviser’s oral presentation, and deliberated on the approval of the Sub-Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Sub-Adviser.

In considering whether to approve the new Sub-Advisory Agreement, the Board took into account (i) the nature, extent and quality of the services provided by the Sub-Adviser to the Fund; (ii) the historical performance of the Fund; (iii) the Sub-Adviser’s expected costs of and profits realized from providing such services; (iv) comparative fee and expense data for the Fund; (v) the extent to which the sub-advisory fees for the Fund reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant, including any fall-out benefits expected to be enjoyed by the Sub-Adviser or its affiliates. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present prior to determining whether to approve the Sub-Advisory Agreement.

In considering the nature, extent, and quality of services provided to the Fund, the Board considered WhiteStar’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that such responsibilities include, among other things, providing investment advice to the Fund and determining security selection with respect to the portion of the

EXCHANGE LISTED FUNDS TRUST Board Consideration of Approval of Sub-Advisory Agreement (Concluded)	June 30, 2020 (Unaudited)

Fund’s assets allocated to WhiteStar; monitoring compliance with various Fund policies and procedures and applicable securities regulations; placing portfolio securities and other investment instrument trades on behalf of the Fund; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; placing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for quarterly reporting to the Board; and implementations of Board and ETC directives relating to the Fund. The Board considered the qualifications, experience, and responsibilities of WhiteStar’s investment personnel. The Board considered the quality of WhiteStar’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that WhiteStar has appropriate compliance policies and procedures in place. The Board noted that it had been provided with WhiteStar’s registration form on Form ADV as well as WhiteStar’s responses to a series of detailed questions, which included a description of WhiteStar’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by WhiteStar.

With respect to the Fund’s performance, the Board noted that it had recently reviewed performance information at a prior meeting and further noted that WhiteStar has been providing sub-advisory services to the Fund for a relatively short period of time and thus has generated a limited performance track record.

The Board reviewed the proposed sub-advisory fee to be paid to WhiteStar for its services to the Fund under the Sub-Advisory Agreement, noting that the new Sub-Advisory Agreement has the same sub-advisory fee rate as the Prior Sub-Advisory Agreement. The Board took into consideration that the Fund pays an advisory fee structured as a “unitary fee” to ETC, meaning that the Fund pays no expenses, other than certain excluded expenses, and that the sub-advisory fee to be paid to WhiteStar is to be paid out of ETC’s unified fee and represents an arm’s length negotiation between ETC and WhiteStar. The Board noted that it had recently reviewed and considered comparative fee and expense information for the Fund. The Board also considered the costs and expenses incurred by WhiteStar in providing sub-advisory services, evaluated the compensation and benefits received by WhiteStar from its relationship with the Fund, and reviewed WhiteStar’s analysis of its profitability with respect to the Fund. The Board further noted that the terms of the Sub-Advisory Agreement are substantially identical to those of the Prior Sub-Advisory Agreement. In light of this information, the Board concluded that the sub-advisory fee appeared reasonable in light of the services to be rendered.

The Board also considered the potential for economies of scale as Fund assets grow. The Board concluded that to date, no significant economies of scale had yet been achieved, and the Board noted that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it considers the renewal of the Sub-Advisory Agreement.

No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including all of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including all of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	June 30, 2020 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from ETC’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the May 19, 2020 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is adequately designed to assess and manage the Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	June 30, 2020 (Unaudited)

Trademark License/Disclaimers

Shares of the Fund are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Qualified Interest Income

For the year ended June 30, 2020, 85.39% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund is designated as qualified interest income.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of the Fund and the Fund’s NAV can be found on the Fund’s website at www.hyldetf.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	June 30, 2020 (Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (844) 880-3837 or at www.hyldetf.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011); Managing Member, Yorkville ETF Advisors (2011 – 2016).	8	Board Member of Peconic Land Trust of Suffolk County, NY.
Independent Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice — (2000 – 2014).	23

Independent Trustee, Exchange Traded Concepts Trust (15 portfolios) — Trustee; Audit Committee Chair, Perth Mint Physical Gold ETF (since 2018); Edward Jones Money Market Fund (since 2017); Independent Trustee, Source ETF Trust (2014 – 2015).

David M. Mahle (1943)	Trustee	Since 2012	Consultant, Jones Day (2012 – 2015); Of Counsel, Jones Day (2008 – 2011); Partner, Jones Day (1988 – 2008).	23	Independent Trustee, Exchange Traded Concepts Trust (15 portfolios) (since 2012); Independent Trustee, Source ETF Trust (2014 – 2015).
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors — (since 2012).	23	Independent Trustee, Exchange Traded Concepts Trust (15 portfolios) (since 2019).

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, reaches mandatory retirement age (unless service is extended), is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The Fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

EXCHANGE LISTED FUNDS TRUST OFFICERS	June 30, 2020 (Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker, Jr. is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120, the address of Christopher W. Roleke is Foreside Management Services, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, and the address of Patrick Keniston is Foreside Fund Officer Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); Chief Executive Officer and Secretary (2009 – 2011), President (since 2011), Exchange Traded Concepts Trust; and President, Exchange Listed Funds Trust (since 2012).

Richard Hogan (1961)	Trustee and Secretary	Since 2012

Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2011); Managing Member, Yorkville ETF Advisors (2011 – 2016).

Christopher W. Roleke (1972)	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (since 2011).
James J. Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 to 2016); Vice President, Goldman Sachs (2000 to 2011).
Patrick Keniston (1964)	Chief Compliance Officer	Since 2017	Managing Director, Foreside Fund Officer Services, LLC (since 2008).

(1)  Each officer serves at the pleasure of the Board of Trustees.

10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401

Oklahoma City, OK 73120

Investment Sub-Advisers:

MacKay Shields, LLC
1345 Avenue of the Americas

New York, NY 10105

WhiteStar Asset Management LLC
300 Crescent Court, Suite 200

Dallas, TX 75201

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.hyldetf.com or the SEC website at www.sec.gov or by calling toll-free (844) 880-3837.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect (844) 880-3837 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.hyldetf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.  This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:

2020	2019
$17,000	$17,000

Audit fees, paid to Cohen Fund Audit Services, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2020	2019
$-	$-

(c) Tax Fees:

2020	2019
$3,500	$3,500

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen Fund Audit Services, Ltd.

(d) All Other Fees:

2020	2019
$-	$-

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2020	2019
$-	$-

(f) Not applicable.

(g)

2020	2019
$3,500	$3,500

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Linda Petrone.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	August 20, 2020

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	August 20, 2020